Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds IV
Prospectus Date	rr_ProspectusDate	Jun. 08, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

BlackRock Systematic ESG Bond Fund

BlackRock Systematic Multi-Strategy Fund

BlackRock Funds V

BlackRock Core Bond Portfolio

BlackRock Emerging Markets Bond Fund

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Income Fund

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Funds VI

BlackRock CoreAlpha Bond Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

BlackRock Large Cap Focus Growth Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

BlackRock Natural Resources Trust

BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Global Allocation Portfolio

BlackRock Series Fund II, Inc.

BlackRock High Yield Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock International Index V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Dynamic Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds IV | BlackRock Global Long/Short Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds IV

BlackRock Global Long/Short Credit Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds IV | BlackRock Systematic ESG Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds IV

BlackRock Systematic ESG Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds IV | BlackRock Systematic Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds IV

BlackRock Systematic Multi-Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds V | BlackRock Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V

BlackRock Core Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds V | BlackRock Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V

BlackRock Emerging Markets Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds V | BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds V | BlackRock Floating Rate Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V

BlackRock Floating Rate Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds V | BlackRock High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V

BlackRock High Yield Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds V | BlackRock Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V

BlackRock Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds V | BlackRock Inflation Protected Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V

BlackRock Inflation Protected Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds V | BlackRock Low Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V

BlackRock Low Duration Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds V | BlackRock Strategic Income Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V

BlackRock Strategic Income Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds V | BlackRock U.S. Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds V

BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds VI | BlackRock CoreAlpha Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds VI

BlackRock CoreAlpha Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK GLOBAL ALLOCATION FUND, INC. | BLACKROCK GLOBAL ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Global Allocation Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK INDEX FUNDS, INC. | iShares MSCI EAFE International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. | BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Large Cap Focus Growth Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK LARGE CAP SERIES FUNDS, INC. | BlackRock Event Driven Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK LATIN AMERICA FUND, INC. | BLACKROCK LATIN AMERICA FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Latin America Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Long-Horizon Equity Fund | BlackRock Long-Horizon Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Long-Horizon Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK MID CAP DIVIDEND SERIES, INC. | BlackRock Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK NATURAL RESOURCES TRUST | BLACKROCK NATURAL RESOURCES TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Natural Resources Trust

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Series Fund, Inc. | BlackRock Balanced Capital Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Series Fund, Inc. | BlackRock Global Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund, Inc.

BlackRock Global Allocation Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Series Fund II, Inc. | BlackRock High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund II, Inc.

BlackRock High Yield Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Series Fund II, Inc. | BlackRock U.S. Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series Fund II, Inc.

BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK SERIES, INC. | BlackRock International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Series, Inc.

BlackRock International Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Strategic Global Bond Fund, Inc. | BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Strategic Global Bond Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Variable Series Funds, Inc. | BlackRock Basic Value V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Variable Series Funds, Inc. | BlackRock Equity Dividend V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Equity Dividend V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Variable Series Funds, Inc. | BlackRock Global Allocation V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Variable Series Funds, Inc. | BlackRock International Index V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock International Index V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Variable Series Funds, Inc. | BlackRock International V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock International V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Variable Series Funds, Inc. | BlackRock Large Cap Focus Growth V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Large Cap Focus Growth V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Variable Series Funds, Inc. | BlackRock Managed Volatility V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds, Inc.

BlackRock Managed Volatility V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Variable Series Funds II, Inc. | BlackRock High Yield V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Variable Series Funds II, Inc. | BlackRock Total Return V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds II, Inc.

BlackRock Total Return V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Variable Series Funds II, Inc. | BlackRock U.S. Government Bond V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Variable Series Funds II, Inc.

BlackRock U.S. Government Bond V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

Managed Account Series | BlackRock GA Disciplined Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

Managed Account Series | BlackRock GA Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
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Managed Account Series

BlackRock GA Dynamic Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

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The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.